UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7704
Schwab Capital Trust — Monthly Income Funds
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Capital Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2011

Item 1: Report(s) to Shareholders.

Semiannual report dated June 30, 2011 enclosed.

Schwab ® Monthly Income Funds

Schwab® Monthly Income Fund -
Moderate Payout

Schwab® Monthly Income Fund -
Enhanced Payout

Schwab® Monthly Income Fund -
Maximum Payout

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Schwab ® Monthly Income Funds

Semiannual Report
June 30, 2011

Schwab® Monthly Income Fund -
Moderate Payout

Schwab® Monthly Income Fund -
Enhanced Payout

Schwab® Monthly Income Fund -
Maximum Payout

Schwab® Monthly Income Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab® Monthly Income Fund - Moderate Payout (Ticker Symbol: SWJRX)	4.24%

Moderate Payout Composite Index	4.07%
Fund Category: Morningstar Retirement Income	3.61%

Performance Details	page 5

Schwab® Monthly Income Fund - Enhanced Payout (Ticker Symbol: SWKRX)	3.41%

Enhanced Payout Composite Index	3.58%
Fund Category: Morningstar Retirement Income	3.61%

Performance Details	page 6

Schwab® Monthly Income Fund - Maximum Payout (Ticker Symbol: SWLRX)	2.67%	*

Maximum Payout Composite Index	3.08%
Fund Category: Morningstar Retirement Income	3.61%

Performance Details	page 7

Minimum Initial Investment[1]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

Fund expenses have been absorbed by CSIM and its affiliates. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

The Moderate Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 40% S&P 500 Index and 60% Barclays Capital U.S. Aggregate Bond Index.

The Enhanced Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 25% S&P 500 Index and 75% Barclays Capital U.S. Aggregate Bond Index.

The Maximum Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 10% S&P 500 Index and 90% Barclays Capital U.S. Aggregate Bond Index.

*	Total return for the report period presented in the table differs from the return in the financial highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the financial highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Monthly Income Funds 1

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

During the six-month period that ended June 30, 2011, accommodative Federal Reserve policies, rising commodity prices, sluggish economic growth, natural disasters, and political turmoil roiled investment markets. Stocks and bonds generally saw positive results and money market funds continued to generate historically low yields.

The Federal Reserve (the Fed) maintained its accommodative monetary policy to ease money supply, maintain low short-term lending rates, and spur economic and job growth. Dubbed “Quantitative Easing (QE2),” the Fed’s program planned to purchase up to $600 billion in Treasury securities between late 2010 and June 30, 2011. The Fed’s policies helped keep short-term rates near 0% during the first half of the year, but there is fear that the policies also created inflationary pressure on prices of commodities and other assets. Rising food prices helped fan political upheaval in Northern Africa and the Middle East, which caused concerns about oil supplies and pushed prices over $100 a barrel.

Despite the actions of the Fed and QE2, economic growth in the United States disappointed investors in the first quarter of 2011. Growth of gross domestic product dipped to an annual rate of 0.4% for the quarter after a 2.3% growth rate during the last quarter of 2010. Unemployment continued to hover near 9% even as many corporations reported better than expected earnings in the first quarter of 2011. Languishing job and housing markets, rising gas prices, and Japan’s disastrous earthquake and tsunami in March all dampened economic activity.

In addition to disappointing economic growth, high levels of debt and spending became subjects of debate in the United States as new data highlighted the economy’s continuing softness in the face of burgeoning federal and state deficits. In April, Standard & Poor’s weighed in on the debt debate when it lowered its outlook on U.S. government debt to “negative” from “stable.”

Government debt also continued to raise concerns in Europe. Political demonstrations erupted in Greece in reaction to austerity programs the government undertook to rein in its budget, reduce its heavy load of sovereign debt, and avoid default. Greece’s financial woes weighed heavily on stock, bond, and money markets. Investors worried that major European banks with exposure to Greek debt might experience losses under certain outcomes in the Greek crisis and trigger financial instability across the globe.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

6.02%	S&P 500® Index: measures U.S. large-cap stocks

6.21%	Russell 2000® Index: measures U.S. small-cap stocks

5.35%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.72%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.06%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab Monthly Income Funds

From the President continued

The Federal Reserve maintained its accommodative monetary policy to ease money supply, maintain low short-term lending rates, and spur economic and job growth.

In spite of these events, both stock and bond markets delivered positive investment returns for the report period, while money market rates remained close to zero. Bond markets rallied in response to weak economic data and U.S. equity markets were surprisingly resilient despite the sluggish economy and political turmoil abroad. A discussion of some of the market sectors follows in the sections below:

U.S. Equities: Stock markets sagged early in the period because of the weak labor environment, fears about the end of the Fed’s QE2 program, and uncertainty about the sovereign debt crisis in Greece and Europe but they gained ground at the end of the period. The S&P 500 Index was up 6.02% for the six-month period.

International Equities:  International stock markets labored under worries that a Greek default could destabilize some European banks and that Portugal and Spain might be the next countries to wobble under their debt loads. The end of the second quarter finished positively. As measured by the MSCI EAFE Index, international equities in developed markets posted investment returns of 5.35% for the period.

Bonds:  In the bond markets, the top-performing sector was Treasury Inflation-Protected Securities (TIPS), up 5.81% for the six-month period, as measured by the Barclays Capital U.S. TIPS Index. Falling nominal and real yields during the first half of 2011 and rising inflation resulted in price appreciation for TIPS. The Barclays Capital U.S. Aggregate Bond Index returned 2.72% for the period. Falling yields also contributed to the performance of U.S. Treasuries across all maturity segments. The Barclays Capital U.S. Treasury 1-3 Year Index returned 0.85%; the Barclays Capital U.S. Treasury 7-10 Year Index returned 3.58%; and the Barclays Capital U.S. Treasury Long Index returned 2.32%.

Taxable Money Markets:  Yields on money market funds hovered near 0% in reaction to the Fed’s quantitative easing. Strong demand and a thin supply of short-term securities also pressured yields lower. Changes to money fund regulations adopted by the Securities and Exchange Commission in 2010 require taxable money funds to maintain 10% of their portfolios in daily liquid assets and all money funds to maintain 30% of their portfolios in weekly liquid assets. The new rules continued to drive up demand for short term instruments among money managers and kept rates low.

Thank you for investing in the Schwab Monthly Income Funds. Please review the following pages for details about each fund’s characteristics, investment performance, and objectives. As of July 21, Jake M. Gilliam, CFA, replaced Daniel Kern as portfolio manager of the funds. Jake has been a portfolio manager with the Schwab Institutional Asset Management team since 2007.

We encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Indexes are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

Schwab Monthly Income Funds 3

Fund Management

Jake M. Gilliam, CFA, a portfolio manager of the investment adviser, is responsible for the day-to-day management of the funds. He was appointed portfolio manager in 2011. Since 2007, he has been a portfolio manager with the Schwab Institutional Asset Management team.

4 Schwab Monthly Income Funds

Schwab® Monthly Income Fund - Moderate Payout

Performance Summary as of 6/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab® Monthly Income Fund - Moderate Payout (3/28/08)	4.24%	14.92%	4.20%
Moderate Payout Composite Index[3]	4.07%	14.23%	4.82%
S&P 500 Index®	6.02%	30.69%	2.12%
Barclays Capital U.S. Aggregate Bond Index	2.72%	3.90%	5.76%
Fund Category: Morningstar Retirement Income	3.61%	13.66%	3.96%

Fund Expense Ratios4: Net 0.75%; Gross 1.28%

 Statistics

Number of Holdings	10
Portfolio Turnover Rate[5]	10%

 Asset Class Weightings % of Investments

Fixed-Income Funds - Intermediate-Term Bond	41.0%
Equity Funds - Large Cap	23.5%
Fixed-Income Funds - Short-Term Bond	11.1%
Equity Funds - Global Real Estate	10.9%
Equity Funds - International	6.1%
Fixed-Income Funds - International Bond	4.5%
Money Market Funds	2.9%
Total	100.0%

 Top Holdings % of Net Assets6

Schwab Premier Income Fund	22.7%
Schwab Total Bond Market Fund	18.2%
Schwab Dividend Equity Fund	16.9%
Schwab Short-Term Bond Market Fund	11.1%
Schwab Global Real Estate Fund	10.9%
Total	79.8%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Manager views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	The fund’s routine expenses have been absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Moderate Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 40% S&P 500 Index and 60% Barclays Capital U.S. Aggregate Bond Index.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.75%. Net Expense: Expenses reduced by a contractual fee waiver for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section in the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab Monthly Income Funds 5

Schwab® Monthly Income Fund - Enhanced Payout

Performance Summary as of 6/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,5

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab® Monthly Income Fund - Enhanced Payout (3/28/08)	3.41%	10.58%	4.23%
Enhanced Payout Composite Index[3]	3.58%	10.30%	5.26%
S&P 500 Index®	6.02%	30.69%	2.12%
Barclays Capital U.S. Aggregate Bond Index	2.72%	3.90%	5.76%
Fund Category: Morningstar Retirement Income	3.61%	13.66%	3.96%

Fund Expense Ratios4: Net 0.67%; Gross 0.82%

 Statistics

Number of Holdings	10
Portfolio Turnover Rate[6]	3%

 Asset Class Weightings % of Investments

Fixed-Income Funds - Intermediate-Term Bond	53.0%
Equity Funds - Large Cap	14.1%
Fixed-Income Funds - Short-Term Bond	12.1%
Equity Funds - Global Real Estate	7.9%
Equity Funds - International	3.0%
Fixed-Income Funds - International Bond	5.0%
Money Market Funds	4.9%
Total	100.0%

 Top Holdings % of Net Assets7

Schwab Premier Income Fund	28.9%
Schwab Total Bond Market Fund	23.9%
Schwab Short-Term Bond Market Fund	12.0%
Schwab Dividend Equity Fund	11.0%
Schwab Global Real Estate Fund	7.9%
Total	83.7%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Manager views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	The fund’s routine expenses have been absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Enhanced Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 25% S&P 500 Index and 75% Barclays Capital U.S. Aggregate Bond Index.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.67%. Net Expense: Expenses reduced by a contractual fee waiver for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section in the financial statements.
[5]	On June 16, 2009, the Schwab Retirement Income Fund merged into the fund.
[6]	Not annualized.
[7]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Monthly Income Funds

Schwab® Monthly Income Fund - Maximum Payout

Performance Summary as of 6/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months		1 Year	Since Inception

Fund: Schwab® Monthly Income Fund - Maximum Payout (3/28/08)	2.67%	*	6.53%	4.08%
Maximum Payout Composite Index[3]	3.08%		6.46%	5.59%
S&P 500 Index®	6.02%		30.69%	2.12%
Barclays Capital U.S. Aggregate Bond Index	2.72%		3.90%	5.76%
Fund Category: Morningstar Retirement Income	3.61%		13.66%	3.96%

Fund Expense Ratios4: Net 0.60%; Gross 0.80%

 Statistics

Number of Holdings	8
Portfolio Turnover Rate[5]	4%

 Asset Class Weightings % of Investments

Fixed-Income Funds - Intermediate-Term Bond	61.3%
Fixed-Income Funds - Short-Term Bond	14.9%
Fixed-Income Funds - International Bond	6.5%
Equity Funds - Large Cap	5.1%
Equity Funds - Global Real Estate	5.0%
Money Market Funds	7.2%
Total	100.0%

 Top Holdings % of Net Assets6

Schwab Premier Income Fund	34.4%
Schwab Total Bond Market Fund	26.9%
Schwab Short-Term Bond Market Fund	14.9%
Laudus Mondrian International Fixed Income Fund	6.4%
Schwab Dividend Equity Fund	5.1%
Total	87.7%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Manager views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	Total return for the report period presented in the table differs from the return in the financial highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the financial highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
[1]	The fund’s routine expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Maximum Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 10% S&P 500 Index and 90% Barclays Capital U.S. Aggregate Bond Index.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.60%. Net Expense: Expenses reduced by a contractual fee waiver for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section in the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab Monthly Income Funds 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning January 1, 2011 and held through June 30, 2011.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/11	at 6/30/11	1/1/11–6/30/11

Schwab® Monthly Income Fund - Moderate Payout
Actual Return	0.00%	$1,000	$1,042.40	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.79	$0.00

Schwab® Monthly Income Fund - Enhanced Payout
Actual Return	0.00%	$1,000	$1,034.10	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.79	$0.00

Schwab® Monthly Income Fund - Maximum Payout
Actual Return	0.00%	$1,000	$1,027.70	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.79	$0.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in financial highlights. The expenses incurred by underlying funds in which the funds invest are not included in this ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

8 Schwab Monthly Income Funds

Schwab® Monthly Income Fund - Moderate Payout

Financial Statements

Financial Highlights

	1/1/11–		1/1/10–	1/1/09–	3/28/08[1]–
	6/30/11*		12/31/10	12/31/09	12/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.87		9.22	8.32	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.12		0.29	0.37	0.29
Net realized and unrealized gains (losses)	0.30		0.65	0.91	(1.68)

Total from investment operations	0.42		0.94	1.28	(1.39)
Less distributions:
Distributions from net investment income	(0.11)		(0.29)	(0.38)	(0.29)

Net asset value at end of period	10.18		9.87	9.22	8.32

Total return (%)	4.24	[2]	10.35	15.76	(14.11)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.00	[4,5]	0.00 [5]	0.00 [5]	0.00	[4]
Gross operating expenses[3]	0.45	[4]	0.53	0.92	0.73	[4]
Net investment income (loss)	2.40	[4]	3.08	4.57	4.08	[4]
Portfolio turnover rate	10	[2]	13	12	25	[2]
Net assets, end of period ($ x 1,000,000)	23		20	14	7

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%

See financial notes 9

 Schwab Monthly Income Fund - Moderate Payout

Portfolio Holdings as of June 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Other Investment Companies	20,807,319	22,426,187

99.6%	Total Investments	20,807,319	22,426,187
0.4%	Other Assets and Liabilities, Net		86,052

100.0%	Total Net Assets		22,512,239

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.6% of net assets

Equity Funds 40.3%

Global Real Estate 10.9%
Schwab Global Real Estate Fund (a)	367,918	2,446,654

International 6.0%
Laudus International MarketMasters Fund, Select Shares (a)	67,767	1,364,148

Large-Cap 23.4%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	107,304	1,461,483
Schwab Dividend Equity Fund (a)	278,380	3,808,233

		5,269,716

		9,080,518

Fixed-Income Funds 56.4%

Intermediate-Term Bond 40.8%
Schwab Premier Income Fund (a)	493,864	5,111,495
Schwab Total Bond Market Fund (a)	440,338	4,086,340

		9,197,835

International Bond 4.5%
Laudus Mondrian International Fixed Income Fund (a)	81,911	1,006,691

Short-Term Bond 11.1%
Schwab Short-Term Bond Market Fund (a)	271,306	2,493,299

		12,697,825

Money Market Funds 2.9%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	297,105	297,105
State Street Institutional Liquid Reserves Fund - Institutional Class	350,739	350,739

		647,844

Total Other Investment Companies
(Cost $20,807,319)		22,426,187

End of Investments.

At 06/30/11 the tax basis cost of the fund’s investments was $21,086,299 and the unrealized appreciation and depreciation were $1,339,888 and ($0), respectively, with a net unrealized appreciation of $1,339,888.

(a)	Issuer is affiliated with the fund’s adviser.

10 See financial notes

 Schwab Monthly Income Fund - Moderate Payout

Statement of
Assets and Liabilities
As of June 30, 2011; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $20,456,580)		$22,075,448
Investments in unaffiliated issuers, at value (cost $350,739)	+	350,739

Total investments, at value (cost $20,807,319)		22,426,187
Receivables:
Fund shares sold		66,699
Dividends		60,496
Due from investment adviser		740
Interest		48
Prepaid expenses	+	105

Total assets		22,554,275

Liabilities

Payables:
Fund shares redeemed		26,151
Accrued expenses	+	15,885

Total liabilities		42,036

Net Assets

Total assets		22,554,275
Total liabilities	−	42,036

Net assets		$22,512,239

Net Assets by Source
Capital received from investors		21,378,074
Net investment income not yet distributed		35,037
Net realized capital losses		(519,740)
Net unrealized capital gains		1,618,868

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$22,512,239		2,212,455		$10.18

See financial notes 11

 Schwab Monthly Income Fund - Moderate Payout

Statement of
Operations
For January 1, 2011 through June 30, 2011; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$257,421
Interest	+	370

Total investment income		257,791

Expenses

Professional fees		17,360
Registration fees		8,549
Portfolio accounting fees		7,623
Shareholder reports		5,135
Transfer agent fees		5,058
Trustees’ fees		2,979
Custodian fees		683
Interest expense		7
Other expenses	+	444

Total expenses		47,838
Expense reduction by CSIM	−	47,831

Net expenses	−	7

Net investment income		257,784

Realized and Unrealized Gains (Losses)

Net realized losses on sales of affiliated underlying funds		(60,894)
Net realized gains on unaffiliated investments	+	11

Net realized losses		(60,883)
Net unrealized gains on affiliated underlying funds		651,270

Net realized and unrealized gains		590,387

Increase in net assets resulting from operations		$848,171

12 See financial notes

 Schwab Monthly Income Fund - Moderate Payout

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

1/1/11-6/30/11			1/1/10-12/31/10
Net investment income		$257,784	$545,027
Net realized losses		(60,883)	(69,828)
Net unrealized gains	+	651,270	1,263,147

Increase in net assets from operations		848,171	1,738,346

Distributions to Shareholders

Distributions from net investment income		($230,700)	($544,757)

Transactions in Fund Shares

		1/1/11-6/30/11		1/1/10-12/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		725,483	$7,286,968	1,189,453	$11,301,712
Shares reinvested		13,224	132,363	34,056	323,934
Shares redeemed	+	(576,043)	(5,764,429)	(692,625)	(6,579,287)

Net transactions in fund shares		162,664	$1,654,902	530,884	$5,046,359

Shares Outstanding and Net Assets

		1/1/11-6/30/11		1/1/10-12/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,049,791	$20,239,866	1,518,907	$13,999,918
Total increase	+	162,664	2,272,373	530,884	6,239,948

End of period		2,212,455	$22,512,239	2,049,791	$20,239,866

Net investment income not yet distributed			$35,037		$7,953

See financial notes 13

Schwab® Monthly Income Fund - Enhanced Payout

Financial Statements

Financial Highlights

	1/1/11–		1/1/10–	1/1/09–		3/28/08[1]–
	6/30/11*		12/31/10	12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.89		9.39	8.75		10.00

Income (loss) from investment operations:
Net investment income (loss)	0.13		0.30	0.43		0.32
Net realized and unrealized gains (losses)	0.21		0.50	0.64		(1.26)

Total from investment operations	0.34		0.80	1.07		(0.94)
Less distributions:
Distributions from net investment income	(0.12)		(0.30)	(0.43)		(0.31)

Net asset value at end of period	10.11		9.89	9.39		8.75

Total return (%)	3.41	[2]	8.66	12.60		(9.53)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.00	[4,5]	-	0.01	[6]	0.00	[4,5]
Gross operating expenses[3]	0.16	[4]	0.15	0.33		0.56	[4]
Net investment income (loss)	2.53	[4]	3.12	4.99		4.34	[4]
Portfolio turnover rate	3	[2]	14	31	[7]	39	[2]
Net assets, end of period ($ x 1,000,000)	81		78	72		10

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%
6 The ratio of net operating expenses would have been 0.00% if certain non-routine expenses had not been incurred.
7 Portfolio turnover excludes the impact of assets resulting from a merger with another fund.

14 See financial notes

 Schwab Monthly Income Fund - Enhanced Payout

Portfolio Holdings as of June 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Other Investment Companies	75,105,837	81,087,055

99.7%	Total Investments	75,105,837	81,087,055
0.3%	Other Assets and Liabilities, Net		276,876

100.0%	Total Net Assets		81,363,931

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.7% of net assets

Equity Funds 25.0%

Global Real Estate 7.9%
Schwab Global Real Estate Fund (a)	964,623	6,414,744

International 3.0%
Laudus International MarketMasters Fund, Select Shares (a)	121,997	2,455,792

Large-Cap 14.1%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	185,174	2,522,067
Schwab Dividend Equity Fund (a)	651,852	8,917,338

		11,439,405

		20,309,941

Fixed-Income Funds 69.8%

Intermediate-Term Bond 52.8%
Schwab Premier Income Fund (a)	2,269,831	23,492,754
Schwab Total Bond Market Fund (a)	2,096,977	19,459,951

		42,952,705

International Bond 5.0%
Laudus Mondrian International Fixed Income Fund (a)	331,137	4,069,669

Short-Term Bond 12.0%
Schwab Short-Term Bond Market Fund (a)	1,064,053	9,778,648

		56,801,022

Money Market Funds 4.9%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	2,618,156	2,618,156
State Street Institutional Liquid Reserves Fund - Institutional Class	1,357,936	1,357,936

		3,976,092

Total Other Investment Companies
(Cost $75,105,837)		81,087,055

End of Investments.

At 06/30/11 the tax basis cost of the fund’s investments was $75,484,771 and the unrealized appreciation and depreciation were $5,666,946 and ($64,662), respectively, with a net unrealized appreciation of $5,602,284.

(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 15

 Schwab Monthly Income Fund - Enhanced Payout

Statement of
Assets and Liabilities
As of June 30, 2011; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $73,747,901)		$79,729,119
Investments in unaffiliated issuers, at value (cost $1,357,936)	+	1,357,936

Total investments, at value (cost $75,105,837)		81,087,055
Receivables:
Dividends		213,238
Fund shares sold		107,810
Due from investment adviser		908
Interest		196
Prepaid expenses	+	713

Total assets		81,409,920

Liabilities

Payables:
Fund shares redeemed		18,905
Accrued expenses	+	27,084

Total liabilities		45,989

Net Assets

Total assets		81,409,920
Total liabilities	−	45,989

Net assets		$81,363,931

Net Assets by Source
Capital received from investors		84,030,193
Net investment income not yet distributed		112,333
Net realized capital losses		(8,759,813)
Net unrealized capital gains		5,981,218

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$81,363,931		8,051,226		$10.11

16 See financial notes

 Schwab Monthly Income Fund - Enhanced Payout

Statement of
Operations
For January 1, 2011 through June 30, 2011; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$1,009,459
Interest	+	1,566

Total investment income		1,011,025

Expenses

Professional fees		19,329
Shareholder reports		13,912
Registration fees		9,750
Portfolio accounting fees		8,228
Transfer agent fees		7,822
Trustees’ fees		3,219
Custodian fees		641
Interest expense		4
Other expenses	+	1,552

Total expenses		64,457
Expense reduction by CSIM	−	64,453

Net expenses	−	4

Net investment income		1,011,021

Realized and Unrealized Gains (Losses)

Net realized losses on sales of affiliated underlying funds		(48,672)
Net realized gains on unaffiliated investments	+	42

Net realized losses		(48,630)
Net unrealized gains on investments		1,692,690

Net realized and unrealized gains		1,644,060

Increase in net assets resulting from operations		$2,655,081

See financial notes 17

 Schwab Monthly Income Fund - Enhanced Payout

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

1/1/11-6/30/11			1/1/10-12/31/10
Net investment income		$1,011,021	$2,372,520
Net realized gains (losses)		(48,630)	111,704
Net unrealized gains	+	1,692,690	3,792,279

Increase in net assets from operations		2,655,081	6,276,503

Distributions to Shareholders

Distributions from net investment income		($925,930)	($2,380,997)

Transactions in Fund Shares

		1/1/11-6/30/11		1/1/10-12/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,397,346	$13,966,902	2,673,556	$25,785,727
Shares reinvested		57,617	575,080	151,588	1,461,301
Shares redeemed	+	(1,287,889)	(12,887,473)	(2,639,596)	(25,479,893)

Net transactions in fund shares		167,074	$1,654,509	185,548	$1,767,135

Shares Outstanding and Net Assets

		1/1/11-6/30/11		1/1/10-12/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,884,152	$77,980,271	7,698,604	$72,317,630
Total increase	+	167,074	3,383,660	185,548	5,662,641

End of period		8,051,226	$81,363,931	7,884,152	$77,980,271

Net investment income not yet distributed			$112,333		$27,242

18 See financial notes

Schwab® Monthly Income Fund - Maximum Payout

Financial Statements

Financial Highlights

	1/1/11–		1/1/10–	1/1/09–	3/28/08[1]–
	6/30/11*		12/31/10	12/31/09	12/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.90		9.56	9.19	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.13		0.30	0.45	0.34
Net realized and unrealized gains (losses)	0.14		0.34	0.37	(0.82)

Total from investment operations	0.27		0.64	0.82	(0.48)
Less distributions:
Distributions from net investment income	(0.12)		(0.30)	(0.45)	(0.33)

Net asset value at end of period	10.05		9.90	9.56	9.19

Total return (%)	2.77	[2]	6.83	9.18	(4.84)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.00	[4,5]	0.00 [5]	0.00 [5]	0.00	[4]
Gross operating expenses[3]	0.18	[4]	0.20	0.32	0.29	[4]
Net investment income (loss)	2.61	[4]	3.12	4.96	4.68	[4]
Portfolio turnover rate	4	[2]	20	12	24	[2]
Net assets, end of period ($ x 1,000,000)	72		68	52	29

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%

See financial notes 19

 Schwab Monthly Income Fund - Maximum Payout

Portfolio Holdings as of June 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Other Investment Companies	69,298,536	72,064,107

99.8%	Total Investments	69,298,536	72,064,107
0.2%	Other Assets and Liabilities, Net		146,125

100.0%	Total Net Assets		72,210,232

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.8% of net assets

Equity Funds 10.1%

Global Real Estate 5.0%
Schwab Global Real Estate Fund (a)	538,910	3,583,753

Large-Cap 5.1%
Schwab Dividend Equity Fund (a)	269,463	3,686,256

		7,270,009

Fixed-Income Funds 82.5%

Intermediate-Term Bond 61.2%
Schwab Premier Income Fund (a)	2,396,640	24,805,225
Schwab Total Bond Market Fund (a)	2,090,490	19,399,744

		44,204,969

International Bond 6.4%
Laudus Mondrian International Fixed Income Fund (a)	377,655	4,641,377

Short-Term Bond 14.9%
Schwab Short-Term Bond Market Fund (a)	1,170,917	10,760,725

		59,607,071

Money Market Funds 7.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	3,444,813	3,444,813
State Street Institutional Liquid Reserves Fund - Institutional Class	1,742,214	1,742,214

		5,187,027

Total Other Investment Companies
(Cost $69,298,536)		72,064,107

End of Investments.

At 06/30/11 the tax basis cost of the fund’s investments was $69,947,448 and the unrealized appreciation and depreciation were $2,116,659 and ($0), respectively, with a net unrealized appreciation of $2,116,659.

(a)	Issuer is affiliated with the fund’s adviser.

20 See financial notes

 Schwab Monthly Income Fund - Maximum Payout

Statement of
Assets and Liabilities
As of June 30, 2011; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $67,556,322)		$70,321,893
Investments in unaffiliated issuers, at value (cost $1,742,214)	+	1,742,214

Total investments, at value (cost $69,298,536)		72,064,107
Receivables:
Dividends		180,616
Fund shares sold		167,565
Due from investment adviser		896
Interest		352
Prepaid expenses	+	388

Total assets		72,413,924

Liabilities

Payables:
Fund shares redeemed		178,064
Accrued expenses	+	25,628

Total liabilities		203,692

Net Assets

Total assets		72,413,924
Total liabilities	−	203,692

Net assets		$72,210,232

Net Assets by Source
Capital received from investors		70,778,393
Net investment income not yet distributed		62,151
Net realized capital losses		(1,395,883)
Net unrealized capital gains		2,765,571

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$72,210,232		7,186,161		$10.05

See financial notes 21

 Schwab Monthly Income Fund - Maximum Payout

Statement of
Operations
For January 1, 2011 through June 30, 2011; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$871,623
Interest	+	2,229

Total investment income		873,852

Expenses

Professional fees		18,159
Shareholder reports		12,429
Registration fees		10,909
Portfolio accounting fees		8,180
Transfer agent fees		6,745
Trustees’ fees		3,175
Custodian fees		732
Interest expense		4
Other expenses	+	1,294

Total expenses		61,627
Expense reduction by CSIM	−	61,623

Net expenses	−	4

Net investment income		873,848

Realized and Unrealized Gains (Losses)

Net realized losses on sales of affiliated underlying funds		(50,350)
Net realized gains on unaffiliated investments	+	34

Net realized losses		(50,316)
Net unrealized gains on investments		958,298

Net realized and unrealized gains		907,982

Increase in net assets resulting from operations		$1,781,830

22 See financial notes

 Schwab Monthly Income Fund - Maximum Payout

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

1/1/11-6/30/11			1/1/10-12/31/10
Net investment income		$873,848	$1,986,536
Net realized losses		(50,316)	(461,400)
Net unrealized gains	+	958,298	2,456,570

Increase in net assets from operations		1,781,830	3,981,706

Distributions to Shareholders

Distributions from net investment income		($829,468)	($1,992,325)

Transactions in Fund Shares

		1/1/11-6/30/11		1/1/10-12/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,075,881	$20,723,545	5,407,670	$52,923,920
Shares reinvested		38,351	381,739	96,217	941,879
Shares redeemed	+	(1,777,455)	(17,679,625)	(4,131,666)	(40,380,786)

Net transactions in fund shares		336,777	$3,425,659	1,372,221	$13,485,013

Shares Outstanding and Net Assets

		1/1/11-6/30/11		1/1/10-12/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,849,384	$67,832,211	5,477,163	$52,357,817
Total increase	+	336,777	4,378,021	1,372,221	15,474,394

End of period		7,186,161	$72,210,232	6,849,384	$67,832,211

Net investment income not yet distributed			$62,151		$17,771

See financial notes 23

 Schwab Monthly Income Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab MarketTrack Conservative Portfolio
Schwab Monthly Income Fund-Moderate Payout	Laudus Small-Cap MarketMasters Fund
Schwab Monthly Income Fund-Enhanced Payout	Laudus International MarketMasters Fund
Schwab Monthly Income Fund-Maximum Payout	Schwab Balanced Fund
Schwab Target 2010 Fund	Schwab Premier Equity Fund
Schwab Target 2015 Fund	Schwab Core Equity Fund
Schwab Target 2020 Fund	Schwab Dividend Equity Fund
Schwab Target 2025 Fund	Schwab Large-Cap Growth Fund
Schwab Target 2030 Fund	Schwab Small-Cap Equity Fund
Schwab Target 2035 Fund	Schwab Hedged Equity Fund
Schwab Target 2040 Fund	Schwab Financial Services Fund
Schwab S&P 500 Index Fund	Schwab Health Care Fund
Schwab Small-Cap Index Fund	Schwab International Core Equity Fund
Schwab Total Stock Market Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental US Small-Mid Company Index Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio	Schwab Fundamental International Small-Mid Company Index Fund
Schwab MarketTrack Balanced Portfolio	Schwab Fundamental Emerging Markets Index Fund

The Schwab Monthly Income Funds are “fund of funds”. Each of the funds seeks to achieve its investment objective by investing in a combination of other Schwab and/or Laudus Funds and other unaffiliated, third-party mutual funds, in accordance with its target portfolio allocation. In addition, the funds may purchase individual securities to achieve their investment objectives. Each fund bears its share of the allocable expenses of the underlying funds in which they invest.

The funds offer one share class. Shares are bought and sold at closing net asset value (“NAV”), which is the price for all outstanding shares of the fund, as applicable. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2011:

Schwab Monthly Income Fund — Moderate Payout

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$22,426,187	$—	$—	$22,426,187

Total	$22,426,187	$—	$—	$22,426,187

Schwab Monthly Income Fund — Enhanced Payout

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$81,087,055	$—	$—	$81,087,055

Total	$81,087,055	$—	$—	$81,087,055

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Schwab Monthly Income Fund — Maximum Payout

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$72,064,107	$—	$—	$72,064,107

Total	$72,064,107	$—	$—	$72,064,107

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures were required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which were effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The funds have adopted the new guidance for the period ended June 30, 2011. There were no significant transfers between Level 1 and Level 2 for the period. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the funds’ financial statements.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The funds make distributions from net investment income, if any, to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk Factors:

Asset allocation risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Market risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

Structural risk. The funds’ monthly income payments will be made from fund assets and will reduce the amount of assets available for investment by the fund. Even if the fund’s capital grows over time, such growth may be insufficient to enable the fund to maintain the amount of its targeted annual payout and targeted monthly income payments. A fund’s investment losses may reduce the amount of future cash income payments an investor will receive from the fund. The dollar amount of a fund’s monthly income payments could vary substantially from one year to the next and over time depending on several factors, including the performance of the financial markets in which the fund invests, the allocation of fund assets across different asset classes and investments, the performance of the fund’s investment strategies, and the amount and timing of prior distributions by the fund. It is also possible for income payments to go down substantially from one year to the next and over time depending on the timing of an investor’s investments in the fund. Any redemptions will proportionately reduce the amount of future cash income payments to be received from the fund. There is no guarantee that the fund will make monthly income payments to its shareholders or, if made, that the fund’s monthly income payments to shareholders will remain at a fixed amount.

Underlying fund investment risk. The value of an investment in the funds is based primarily on the prices of the underlying funds that the funds purchase. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Investment risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Management risk. Generally, the underlying funds are actively managed mutual funds. An actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Equity risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-, mid- and small-cap risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

small-cap stocks have been riskier than large- and mid- cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments — bonds or stocks of another capitalization range, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding stocks of the particular capitalization.

•	Fixed income risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

•	Foreign investment risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

•	Derivatives risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Money market risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.

•	Liquidity risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Portfolio turnover risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.

•	Exchange-traded fund (ETFs) risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Direct investment risk. The fund may invest a portion of its assets directly in equity and fixed income securities, as well as other mutual funds to maintain its asset allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The plan enables each fund to bear expenses relating to the provision by services providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”) of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The funds are not subject to any fees under the plan.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

CSIM and Schwab have agreed with the funds to limit (“expense limitation”) the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses of the funds to 0.00% for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees.

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of June 30, 2011, the percentages of shares of other related funds owned by each Monthly Income Fund are:

	Schwab	Schwab	Schwab
	Monthly Income Fund	Monthly Income Fund	Monthly Income Fund
	-Moderate Payout	-Enhanced Payout	-Maximum Payout

Equity Funds:

Global Real Estate:
Schwab Global Real Estate Fund	1.2%	3.0%	1.7%
International:
Laudus International MarketMasters Fund	0.1%	0.1%	—
Large-Cap:
Laudus Growth Investors U.S. Large Cap Growth Fund	0.3%	0.5%	—
Schwab Dividend Equity Fund	0.3%	0.6%	0.3%

Fixed-Income Funds:

Intermediate-Term Bond:
Schwab Premier Income Fund	1.2%	5.4%	5.7%
Schwab Total Bond Market Fund	0.4%	2.0%	2.0%
International Bond:
Laudus Mondrian International Fixed Income Fund	0.1%	0.4%	0.4%
Short-Term Bond:
Schwab Short-Term Bond Market Fund	0.9%	3.6%	4.0%

Money Market Fund:
Schwab Value Advantage Money Fund	0.0% *	0.0% *	0.0% *

*	Less than 0.1%.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Below is a summary of the funds’ transactions with their affiliated underlying funds during the period ended June 30, 2011.

Schwab Monthly Income Fund — Moderate Payout:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	1/1/11	1/1/11
Underlying Funds	12/31/10	Additions	Sales	06/30/11	06/30/11	to 06/30/11	to 06/30/11

Equity Funds:

Global Real Estate:
Schwab Global Real Estate Fund	333,908	49,907	(15,897)	367,918	$2,446,654	($23,779)	$60,181
International:
Laudus International MarketMasters Fund, Select Shares	62,983	11,956	(7,172)	67,767	1,364,148	(4,101)	—
Large-Cap:
Laudus Growth Investors U.S. Large Cap Growth Fund	100,841	16,423	(9,960)	107,304	1,461,483	5,660	—
Schwab Dividend Equity Fund	265,540	48,704	(35,864)	278,380	3,808,233	(16,796)	32,176

Fixed-Income Funds:

Intermediate-Term Bond:
Schwab Premier Income Fund	452,461	90,325	(48,922)	493,864	5,111,495	(3,869)	84,993
Schwab Total Bond Market Fund	408,059	81,515	(49,236)	440,338	4,086,340	(8,599)	56,472
International Bond:
Laudus Mondrian International Fixed Income Fund	77,582	8,994	(4,665)	81,911	1,006,691	(1,056)	7,986
Short-Term Bond:
Schwab Short-Term Bond Market Fund	243,391	46,522	(18,607)	271,306	2,493,299	(8,354)	15,512

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	197,105	100,000	—	297,105	297,105	—	101

Total					$22,075,448	($60,894)	$257,421

*	Distributions received include distributions from net investment income and capital gains from the underlying funds.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Monthly Income Fund — Enhanced Payout:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	1/1/11	1/1/11
Underlying Funds	12/31/10	Additions	Sales	06/30/11	06/30/11	to 06/30/11	to 06/30/11

Equity Funds:

Global Real Estate:
Schwab Global Real Estate Fund	926,373	38,250	—	964,623	$6,414,744	$—	$161,574
International:
Laudus International MarketMasters Fund, Select Shares	121,997	—	—	121,997	2,455,792	—	—
Large-Cap:
Laudus Growth Investors U.S. Large Cap Growth Fund	185,174	—	—	185,174	2,522,067	—	—
Schwab Dividend Equity Fund	666,434	7,236	(21,818)	651,852	8,917,338	(3,625)	78,055

Fixed-Income Funds:

Intermediate-Term Bond:
Schwab Premier Income Fund	2,198,509	144,296	(72,974)	2,269,831	23,492,754	(1,163)	399,505
Schwab Total Bond Market Fund	2,038,247	128,863	(70,133)	2,096,977	19,459,951	(39,037)	273,700
International Bond:
Laudus Mondrian International Fixed Income Fund	333,820	5,520	(8,203)	331,137	4,069,669	3,205	32,656
Short-Term Bond:
Schwab Short-Term Bond Market Fund	1,023,523	60,160	(19,630)	1,064,053	9,778,648	(8,052)	62,931

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	2,118,156	500,000	—	2,618,156	2,618,156	—	1,038

Total					$79,729,119	($48,672)	$1,009,459

*	Distributions received include distributions from net investment income and capital gains from the underlying funds.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Monthly Income Fund — Maximum Payout:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	1/1/11	1/1/11
Underlying Funds	12/31/10	Additions	Sales	06/30/11	06/30/11	to 06/30/11	to 06/30/11

Equity Funds:

Global Real Estate:
Schwab Global Real Estate Fund	516,176	37,863	(15,129)	538,910	$3,583,753	($22,701)	$85,080
Large-Cap:
Schwab Dividend Equity Fund	267,278	24,723	(22,538)	269,463	3,686,256	27,563	30,557

Fixed-Income Funds:

Intermediate-Term Bond:
Schwab Premier Income Fund	2,269,553	222,582	(95,495)	2,396,640	24,805,225	(13,874)	396,359
Schwab Total Bond Market Fund	1,986,916	185,923	(82,349)	2,090,490	19,399,744	(19,905)	256,876
International Bond:
Laudus Mondrian International Fixed Income Fund	380,895	17,076	(20,316)	377,655	4,641,377	(734)	36,051
Short-Term Bond:
Schwab Short-Term Bond Market Fund	1,113,458	101,373	(43,914)	1,170,917	10,760,725	(20,699)	65,742

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	1,944,812	1,500,001	—	3,444,813	3,444,813	—	958

Total					$70,321,893	($50,350)	$871,623

*	Distributions received include distributions from net investment income and capital gains from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

6. Board of Trustees:

The trust’s Board of Trustees oversees the general conduct of the trust and the funds. Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

7. Borrowing from Banks (continued):

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended June 30, 2011, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Monthly Income Fund - Moderate Payout	$3,745,000	$2,040,000
Schwab Monthly Income Fund - Enhanced Payout	4,135,000	1,985,000
Schwab Monthly Income Fund - Maximum Payout	7,250,000	2,775,000

9. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of December 31, 2010, the following funds had capital loss carryforwards available to offset net capital gains before the expiration dates:

	Schwab	Schwab	Schwab
	Monthly Income Fund -	Monthly Income Fund -	Monthly Income Fund -
Expiration Date	Moderate Payout	Enhanced Payout	Maximum Payout

December 31, 2015	$—	$5,878,422	$—
December 31, 2016	80,612	819,197	281,315
December 31, 2017	110,295	1,676,892	215,321
December 31, 2018	52,997	—	—

Total	$243,904	$8,374,511	$496,636

For tax purposes, realized net capital losses incurred after October 31, may be deferred and treated as occurring on the first day of the following year. As of December 31, 2010, capital losses utilized and capital losses deferred for each fund were as follows:

	Schwab	Schwab	Schwab
	Monthly Income Fund -	Monthly Income Fund -	Monthly Income Fund -
	Moderate Payout	Enhanced Payout	Maximum Payout

Capital losses deferred	$—	$—	$184,777
Capital losses utilized	—	160,557	3,364

As of June 30, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2010, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by The President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

 Schwab Monthly Income Funds

Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the “Trust”) and Charles Schwab Investment Management Inc., (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab Monthly Income Fund—Moderate Payout, Schwab Monthly Income Fund—Enhanced Payout and Schwab Monthly Income Fund—Maximum Payout, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the funds at meetings held on April 28, 2011, and June 15, 2011, and approved the renewal of the Agreement with respect to the funds for an additional one year term at the meeting held on June 15, 2011. The Board’s approval of the Agreement with respect to the funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement with respect to the funds.

Fund Performance. The Board considered the funds’ performance in determining whether to renew the Agreement with respect to the funds. Specifically, the Trustees considered each fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement with respect to the funds.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered that CSIM is not charging any management fees at the fund level; it being understood that there is a management fee at the underlying fund level. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement with respect to the funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered CSIM’s contractual investment advisory fee schedules with respect to the funds that include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the funds and concluded that the compensation under the Agreement with respect to the funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 87 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust since 2011.)	Private Investor.	73	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	73	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present)

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	87	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President, Chief Executive Officer and Chief Investment Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer and Chief Investment Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006- June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary (Officer of Schwab Capital Trust since 2011.)	Vice President, Charles Schwab & Co., Inc., (March 2004 – present) and Charles Schwab Investment Management, Inc. (Jan 2011 – present); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary, Schwab ETFs (May 2011 – present).

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President and Assistant Secretary, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays Capital U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays Capital U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

Barclays Capital U.S. Treasury 1 − 3yr Index An index that measures the performance of short term government bonds issued by the U.S. Treasury.

Barclays Capital U.S. Treasury 7 − 10yr Index An index that measures the performance of U.S. Treasury securities that have a remaining maturity of between 7 and 10 years.

Barclays Capital U.S. Treasury Long Index An index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 or more years.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2011 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR43716-03

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1) Code of ethics — not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust — Monthly Income Funds

By:	/s/ Marie Chandoha Marie Chandoha
President and Chief Executive Officer

Date: August 10, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
President and Chief Executive Officer

Date: August 10, 2011

By:	/s/ George Pereira George Pereira
Treasurer and Principal Financial Officer

Date: August 10, 2011